                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549



                                    FORM N-PX



               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY





INVESTMENT COMPANY ACT FILE NUMBER: 811-2842


SAMARNAN INVESTMENT CORPORATION
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


214 NORTH RIDGEWAY DRIVE, CLEBURNE, TEXAS 76033
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

GEORGE S. WALLS, JR., 214 N. RIDGEWAY DRIVE, CLEBURNE, TX 76033
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (817) 641-7881

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: JUNE 30, 2003

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2003 with respect to which the Registrant was entitled to vote:

         (a)      The name of the issuer of the portfolio security;

         (b)      The exchange ticker symbol of the portfolio security;

         (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

         (d)      The shareholder meeting date;

         (e)      A brief identification of the matter voted on;

         (f) Whether the matter was proposed by the issuer or by a security holder;

         (g)      Whether the Registrant cast its vote on the matter;

         (h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

         (i) Whether the Registrant cast its vote for or against management.


                                   SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

SAMARNAN INVESTMENT CORPORATION


BY: /S/ GEORGE S. WALLS, JR.
    ------------------------
    GEORGE S. WALLS, JR., PRESIDENT, PRINCIPAL EXECUTIVE OFFICER

DATE: AUGUST 12,2003

                                   EXHIBIT A

                               VOTE SUMMARY REPORT
                           Jul 01, 2002 - Sep 30, 2002

SAMARNAN INVESTMENT CORPORATION

Mtg           Company (Ticker)                                        Mgmt      Vote      Record       Shares
Date/Type     Ballot Issues                      CUSIP                Rec       Cast      Date         Voted
---------     ----------------                   -----                ----      ----      ------       ------
09/26/02-A    CONAGRA FOODS INC. (cag)           205887102                                07/31/02     5,700
              1. Elect Directors                                      For       For
                   We recommend that shareholders vote FOR the
                   directors.
              2. Ratify Auditors                                      For       For

07/23/02-S    TRIGON HEALTHCARE, INC. (tgh)      89618L100                                06/06/02     1,900
              1. Approve Merger Agreement                             For       For
                   Conclusion: Based on the market premium, the
                   fairness opinion, and the potential strategic
                   synergies, we believe the merger agreement
                   warrants shareholder support.



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Mgmt Rec - Company Management Recommended Vote                            Page 1

                               VOTE SUMMARY REPORT
                           Oct 01, 2002 - Dec 31, 2002

SAMARNAN INVESTMENT CORPORATION

Mtg               Company (Ticker)                                     Mgmt       Vote             Record         Shares
Date/Type         Ballot Issues                         CUSIP           Rec       Cast             Date           Voted
---------         ----------------                      -----           ---       ----             ----           -----
12/16/02-S        M & T BANK CORP. (mtb)                55261F104                                  10/28/02       1,500
                  1 Approve Merger Agreement                            For       For
                  2 Adopt or Increase Supermajority Vote                For       Against
                    Requirement for Amendments

                           Requiring approval by more than a simple majority of voting shares may entrench management by preventing actions that may benefit shareholders.

                  3 Increase Authorized Common Stock                    For       For

                           The requested increase of 100,000,000 shares is below the allowable threshold of 187,500,000 shares.

                  4 Adjourn Meeting                                     For       Against

                             Once their votes have been cast, there is no justification for spending more money to continue pressing shareholders for more votes.


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Mgmt Rec - Company Management Recommended Vote                            Page 1

                               VOTE SUMMARY REPORT
                           Jan 01, 2003 - Mar 31, 2003


SAMARNAN INVESTMENT CORPORATION


Mtg                 Company/(Ticker)                                 Mgmt      Vote       Record         Shares
Date/Type           Ballot Issues                     CUSIP          Rec       Cast       Date           Voted
---------           ----------------                  -----          ----      ----       ------         ------

02/11/03-A           ROCKWELL COLLINS, INC. (col)     774341101                           12/16/02       6,600
                     1 Elect Directors                               For       For
                     2 Ratify Auditors                               For       For


03/19/03-A           THE WALT DISNEY COMPANY          254687106                           01/21/03       6,200
                     (dis)                                           For       For
                     1     Elect Directors
                     1.1   Elect Director John E. Bryson --- For
                              We recommend a vote FOR the directors.
                     1.2   Elect Director Roy E. Disney --- For
                     1.3   Elect Director Michael D. Eisner --- For
                     1.4   Elect Director Judith L. Estrin --- For
                     1.5   Elect Director Stanley P. Gold --- For
                     1.6   Elect Director Robert A. Iger --- For
                     1.7   Elect Director Monica C. Lozano --- For
                     1.8   Elect Director Robert W. Matschullat --- For
                     1.9   Elect Director George J. Mitchell --- For
                     1.10  Elect Director Thomas S. Murphy --- For
                     1.11  Elect Director Leo J. O'Donovan, S.j. --- For
                     1.12  Elect Director Raymond L. Watson --- For
                     1.13  Elect Director Gary L. Wilson --- For
                     2     Ratify Auditors                           For        For
                     3     Amend Deferred Compensation Plan          For        For

                              Although the plan reserves shares for issue, it does not result in shareholder value transfer.
                              Instead, it merely alters the medium through which non-employee directors are paid by allowing such individuals to receive common shares in lieu of cash. The potential voting power dilution resulting from the shares reserved under the proposal is approximately 1.2 percent

                           SHAREHOLDER PROPOSALS

                     4     Adopt/Implement China Principles          Against    Against

                              Thus, adopting and implementing the China
                              Principles could prove both costly and difficult.
                              As such, while ISS encourages Disney to continue to evaluate its policies and compliance standards for labor and human rights in China, we do not feel that implementation of the China Principles would significantly improve upon the current
                              International Labor Standards implemented by the company.

                     5     Report on Amusement Park Safety           Against    Against

                              Therefore, considering the combination of the



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 1

                               VOTE SUMMARY REPORT
                           Jan 01, 2003 - Mar 31, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg                 Company/(Ticker)                                Mgmt       Vote       Record         Shares
Date/Type           Ballot Issues                      Cusip        Rec        Cast       Date           Voted
---------           ----------------                   ------       ----       ----       ------         ------
                           company's commitment to amusement park safety, the
                           report published by the company on park safety in
                           2002, and state regulations in place regarding safety
                           and accident reporting, ISS does not believe that an
                           additional report to shareholders would be warranted
                           or an efficient use of company assets

                    6   Report on Executive Compensation           Against    Against

                           Management already reports on the company's compensation policies in the Report of the Compensation Committee located in the proxy statement.
                           We believe that publishing an additional report to shareholders would not provide any meaningful benefit to what is already provided in the proxy statement.

                   7    To Adopt Compensation Policy for          Against   Against
                        Grants to Senior Executives

                           Given the fact that this proposal is too restrictive, we do not believe that shareholder support is warranted at this time.



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 2

                               VOTE SUMMARY REPORT
                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg                 Company/(Ticker)                                 Mgmt       Vote       Record         Shares
Date/Type           Ballot Issues                      Cusip         Rec        Cast       Date           Voted
---------           ----------------                   ------        ----       ----       ------         ------
04/11/03 - A      ALCOA INC. (aa)                      013817101                           01/13/03       5,100
                  1    Elect Directors                               For        For
                  1.1  Elect Director Kathryn S. Fuller --- For

                         We recommend a vote FOR the directors.

                  1.2  Elect Director Judith M. Gueron --- For
                  1.3  Elect Director Ernesto Zedillo --- For
                       SHAREHOLDER PROPOSALS
                  2a   Report on Executive Compensation              Against    Against

                           Based on our concerns regarding the scope of the proposal, the independence of the company's compensation committee, and the company's existing disclosure regarding its compensation practices, we do not believe that preparation of the requested report would yield meaningful information to shareholders regarding the efficacy of the company's executive compensation policies and practices.

                  2b   Submit Severance Agreement (Change-           Against    For
                       in-Control) to Shareholder Vote

04/28/03 - A      AMERICAN EXPRESS CO. (axp)           025816109
                  1    Elect Directors                               For        For
                  1.1  Elect Director Daniel F. Akerson --- For

                         We recommend a vote FOR the directors.

                  1.2  Elect Director Charlene Barshefsky --- For
                  1.3  Elect Director William G. Bowen --- For
                  1.4  Elect Director Kenneth I. Chenault --- For
                  1.5  Elect Director Peter R. Dolan --- For
                  1.6  Elect Director F. Ross Johnson --- For
                  1.7  Elect Director Vernon E. Jordan, Jr. --- For
                  1.8  Elect Director Jan Leschly --- For
                  1.9  Elect Director Richard A. McGinn --- For
                  1.10 Elect Director Frank P. Popoff --- For
                  1.11 Elect Director Robert D. Walter --- For
                  2    Ratify Auditors                               For        For
                       SHAREHOLDER PROPOSALS
                  3    Establish Term Limits for Directors           Against    Against

                           Under an effective corporate governance system, shareholders have the right to express their preferences each year by voting on directors at the annual meeting. Thus, shareholders can remove or reelect directors as they see fit.

                  4    Prohibit Executive Stock-Based Awards         Against    Against


--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 2

                               VOTE SUMMARY REPORT
                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg                 Company/(Ticker)                                 Mgmt       Vote       Record        Shares
Date/Type           Ballot Issues                      Cusip         Rec        Cast       Date          Voted
---------           ----------------                   ------        ----       ----       ------        ------
                           We believe this proposal is too restrictive, as it
                           would prohibit the executives from being remunerated
                           with stock options regardless of The company's
                           performance and their individual performance.
                           Moreover, we commend the company for taking steps to
                           ensure more discipline in the use of stock options,
                           such as expensing options and committing not to
                           reprice existing options or to grant discounted
                           options without shareholder approval. As such, this
                           item does not warrant shareholder approval.

                  5    Limit Executive Stock-Based Awards            Against    Against

                           The lower value of options with an exercise price at the historical highest price of $63, in conjunction with the buyback provision, would cause the company to grant more options and increase dilution for existing shareholders. In particular, the buyback provision limits the upside potential of options and thus limits their incentive value. Given the current stock price of $36.30, the use of an exercise price equal to the highest historical stock price will result in "out-of-the money" options, which do not provide the same incentive as at-the-money options
                           (when using an exercise price of 100 percent of the stock's fair market value). Therefore, we do not believe the buyback feature, in conjunction with the use of an exercise price equal to the highest historical stock price, to be an appropriate method to control executive compensation. Moreover we commend the company for taking steps to ensure more discipline in the use of stock options, such as expensing options, committing not to reprice existing options or to grant discounted options without shareholder approval. As such, this item does not warrant shareholder approval.

05/01/03 - A      APACHE CORP. (apa)                   037411105                           03/12/03      2,860
                  1    Elect Directors                               For        Split
                  1.1  Elect Director Frederick M. Bohen --- For

                           We recommend a vote FOR the directors with the exception of George D. Lawrence. We recommend that shareholders WITHHOLD votes from George D. Lawrence for standing as an affiliated outsider on the Compensation Committee.

                  1.2  Elect Director George D. Lawrence ---
                       Withhold
                  1.3  Elect Director Rodman D. Patton --- For
                  1.4  Elect Director Charles J. Pitman --- For
                  1.5  Elect Director Jay A. Precourt --- For


--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 2

                               VOTE SUMMARY REPORT
                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg                 Company/(Ticker)                                    Mgmt       Vote         Record         Shares
Date/Type           Ballot Issues                      Cusip            Rec        Cast         Date           Voted
---------           ----------------                   ------           ----       ----         ------         ------
04/25/03 - A       APARTMENT INVESTMENT &              03748R101                                03/05/03       3,100
                   MANAGEMENT CO. (aiv)
                   1       Elect Directors                              For        For
                   1.1     Elect Director Terry Considine --- For

                                    We recommend a vote FOR the directors.

                   1.2     Elect Director Peter K. Kompaniez ---
                           For
                   1.3     Elect Director James N. Bailey --- For
                   1.4     Elect Director Richard S. Ellwood --- For
                   1.5     Elect Director J. Landis Martin --- For
                   1.6     Elect Director Thomas L. Rhodes --- For
                   2       Ratify Auditors                              For        For
                   3       Approve Sale of High Performance Units       For        For

04/24/03 - A       APPLE COMPUTER, INC. (aapl)         037833100                                03/04/03       6,400
                   1       Elect Directors                              For        Split
                   1.1     Elect Director William V. Campbell ---
                           Withhold

                                    As such, we recommend shareholders WITHHOLD votes from the members of the Compensation
                                    Committee, Messrs. Levinson, Drexler, and
                                    Campbell, and WITHHOLD votes from Mr. Jobs due to the implementation of the stock exchange program and the restricted stock grant. In addition, we recommend that shareholders WITHHOLD votes from Jerome B.
                                    York for standing as an affiliated outsider on the Audit Committee. (In March, the company announced that it is in search of an additional independent director. The company states that if it achieves its goal of finding a independent director with an extensive financial background, that person will replace Mr. York on the Audit
                                    Committee.)

                   1.2     Elect Director Millard S. Drexler ---
                           Withhold
                   1.3     Elect Director Albert Gore, Jr. --- For
                   1.4     Elect Director Steven P. Jobs ---
                           Withhold
                   1.5     Elect Director Arthur D. Levinson ---
                           Withhold
                   1.6     Elect Director Jerome B. York ---
                           Withhold
                   2       Amend Employee Stock Purchase Plan           For        For

                                    ISS approves of this item because the plan complies with Section 423 of the Internal
                                    Revenue Code, the number of shares being added is relatively conservative, the offering period is reasonable, and there are limitations on participation.


--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 3

                               VOTE SUMMARY REPORT

                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg           Company/(Ticker)                                            Mgmt           Vote          Record          Shares
Date/Type     Ballot Issues                                Cusip          Rec            Cast          Date            Voted
---------     -------------                                -----          ---            ----          ----            -----
              3     Amend Omnibus Stock Plan                              For            For
                    Vote Recommendation. The total cost of the
                    company's plans of 10.51 percent is within the
                    allowable cap for this company of 12.46 percent.
                    Additionally the company prohibits the repricing
                    of underwater stock options.

              4     Ratify Auditors                                       For            For
                    SHAREHOLDER PROPOSAL

              5     Adopt a Policy on Expensing the Cost of               Against        For
                    Stock Options

05/20/03 - A  ARCHSTONE SMITH TRUST (asn)                  039583109                                   03/25/03        5,000

              1     Elect Directors                                       For            Withhold

              1.1   Elect Trustee John M. Richman ---
                    Withhold

                      We recommend withholding votes from all of the nominees. We recommend that shareholders
                      WITHHOLD votes from Robert H. Smith, John C. Schweitzer and John M. Richman for implementing a dead-hand poison pill

              1.2   Elect Trustee John C. Schweitzer ---
                    Withhold

              1.3   Elect Trustee Robert H. Smith ---
                    Withhold

04/15/03 - A  BANK ONE CORP. (one)                         06423A103                                   02/14/03        3,200

              1     Elect Directors                                       For            For

              2     Ratify Auditors                                       For            For

04/28/03 - A  BELLSOUTH Corp. (bls)                        079860102                                   03/10/03        4,300

              1     Elect Directors

              1.1   Elect Director J. Hyatt Brown --- For

                      We recommend a vote FOR the directors.

              1.2   Elect Director James P. Kelly --- For

              1.3   Elect Director Eugene F. Murphy --- For

              1.4   Elect Director Robin B. Smith --- For

              1.5   Elect Director William S. Stavropoulos ---
                    For

              2     Ratify Auditors                                       For            For
                    SHAREHOLDER PROPOSAL

              3     Limit Executive Stock-Based Awards                    Against        Against

05/07/03 - A  BOSTON PROPERTIES INC. (bxp)                 101121101                                   03/12/03        3,300

              1     Elect Directors                                       For            Split



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 4

                               VOTE SUMMARY REPORT

                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg           Company/(Ticker)                                            Mgmt           Vote          Record          Shares
Date/Type     Ballot Issues                                Cusip          Rec            Cast          Date            Voted
---------     -------------                                -----          ---            ----          ----            -----
              1.1   Elect Director Lawrence S. Bacow as
                    Class II Director --- For

              1.2   Elect Director William M. Daley as
                    Class III Director --- For

              1.3   Elect Director Edward H. Linde as
                    Class III Director --- Withhold

              1.4   Elect Director David A. Twardock as
                    Class III Director --- For

              2     Ratify Auditors                                       For            For

04/16/03 - A  C.R. BARD, INC. (bcr)                        067383109                                   02/24/03        2,200

              1     Elect Directors                                       For            For

              1.1   Elect Director Marc C. Breslawsky ---
                    For

                    We recommend a vote FOR the directors.

              1.2   Elect Director Herbert L. Henkel --- For

              2     Approve Omnibus Stock Plan                            For            For

                      Vote Recommendation. The total cost of company's plans of 6.54 percent is within allowable cap for this company of 12.56 percent

              3     Ratify Auditors                                       For            For

04/15/03 - A  CITIGROUP INC. [c]                           172967101                                   02/27/03        3,299

              1     Elect Directors                                       For            For

              1.1   Elect Director C. Michael Armstrong ---
                    For

                      We recommend a vote FOR the directors.

              1.2   Elect Director Alain J.P. Belda --- For

              1.3   Elect Director George David --- For

              1.4   Elect Director Kenneth T. Derr --- For

              1.5   Elect Director John M. Deutch --- For

              1.6   Elect Director Roberto Hernandez
                    Ramirez --- For

              1.7   Elect Director Ann Dibble Jordan --- For

              1.8   Elect Director Dudley C. Mecum --- For

              1.9   Elect Director Richard D. Parsons --- For

              1.10  Elect Director Andrall E. Pearson --- For

              1.11  Elect Director Robert E. Rubin --- For

              1.12  Elect Director Franklin A. Thomas --- For

              1.13  Elect Director Sanford I. Weill --- For

              1.14  Elect Director Arthur Zankel --- For

              2     Ratify Auditors                                       For            For
                    SHAREHOLDER PROPOSALS

              3     Require Two Candidates for Each Board                 Against        Against
                    Seat



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 5

                               VOTE SUMMARY REPORT

                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg           Company/(Ticker)                                            Mgmt           Vote          Record          Shares
Date/Type     Ballot Issues                                Cusip          Rec            Cast          Date            Voted
---------     -------------                                -----          ---            ----          ----            -----
                      In this case, we agree with management that
                      approval of this proposal would be disadvantageous
                      to the company and its shareholders.

              4     Link Executive Compensation to                        Against        Against
                    Predatory Lending
                      In view of the company's controversies regarding
                      predatory lending practices, we believe that this
                      shareholder proposal warrants careful
                      consideration, but should be considered alongside
                      the company's other initiatives regarding predatory
                      lending. Given the company's actions to implement
                      new processes to address the issue of predatory
                      lending practices, the company's ongoing reporting
                      on its progress in this area, and the fact that the
                      company's independent compensation committee
                      reports that it already considers customer
                      satisfaction and values in its compensation
                      decisions, it appears that the company is actively
                      addressing the issue and continuing to report on
                      progress to its shareholders. As a result we do not
                      believe that conducting the requested compensation
                      review regarding predatory lending is warranted at
                      this time.

              5     Submit Severance Agreement (Change-                   Against        Against
                    in-Control) to Shareholder Vote

                      While ISS supports the submission of golden parachutes and other severance provisions for shareholder ratification as a general principle, the imposition of expanding the policy to cover all kinds of severance arrangements is an arbitrary limit that we believe would unduly limit the company's ability to negotiate executive employment agreements.

              6     Report on Environmental Commitment                    Against        Against

                      In light of the recent actions by the company to improve its policies with respect to evaluating the social and environmental impact of financing projects, its recent move to assess the energy impact of its own operations, and our concerns with the structure and scope of the proposal, we recommend that shareholders oppose this request

              7     Develop Environmental Protection Policy               Against        Against

                      In light of the initiatives that the company has undertaken in the past year regarding the environment and sustainability, and that fact that the company already has policies addressing these issues, we do not believe that the creation of an additional policy is necessary at this time.

              8     Prohibit Awards to Executives                         Against        Against

                      We believe this proposal is too restrictive, as it would


--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                           Page 6

                               VOTE SUMMARY REPORT

                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg           Company/(Ticker)                                            Mgmt           Vote          Record          Shares
Date/Type     Ballot Issues                                Cusip          Rec            Cast          Date            Voted
---------     -------------                                -----          ---            ----          ----            -----
                      prohibit the executives from being remunerated
                      with stock options and bonuses regardless of the
                      company's performance. As such, this item does
                      not warrant shareholder approval.

05/22/03 - A  DEAN FOODS COMPANY (df)                      242370104                                   04/09/03        4,400

              1     Elect Directors                                       For            Withhold

              1.1   Elect Director Lewis M. Collens ---
                    Withhold

                      We recommend withholding votes from all of the nominees. We recommend that shareholders
                      WITHHOLD votes from Jim L. Turner, Pete Schenkel,
                      Hector M. Nevares, Janet Hill, and Lewis M. Collens for implementing a dead-hand poison pill.

              1.2   Elect Director Janet Hill --- Withhold

              1.3   Elect Director Hector M. Nevares ---
                    Withhold

              1.4   Elect Director Pete Schenkel ---
                    Withhold

              1.5   Elect Director Jim L. Turner --- Withhold

              2     Ratify Auditors                                       For            For

06/11/03 - A  DEVON ENERGY CORP. (dvn)                     25179M103                                   05/05/03        2,401
              1     Elect Directors                                       For            For

              1.1   Elect Director Robert L. Howard --- For

                      We recommend a vote FOR the directors

              1.2   Elect Director Michael M. Kanovsky ---
                    For

              1.3   Elect Director J. Todd Mitchell --- For

              1.4   Elect Director J. Larry Nichols --- For

              2     Increase Authorized Common Stock                      For            For

04/23/03 - A  DORAL FINANCIAL CORP. (drl)                  25811P100                                   03/10/03        6,150
              1     Elect Directors                                       For            For

              2     Ratify Auditors

04/30/03 - A  E.I. DU PONT DE NEMOURS &                    263534109                                   03/10/03        3,100
              CO. (dd)

              1     Elect Directors                                       For            For

              1.1   Elect Director Alain J.P. Belda --- For

                      We recommend a vote FOR the directors.

              1.2   Elect Director Richard H. Brown --- For

              1.3   Elect Director Curtis J. Crawford --- For




--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 7

                               VOTE SUMMARY REPORT

                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg           Company/(Ticker)                                            Mgmt           Vote          Record          Shares
Date/Type     Ballot Issues                                Cusip          Rec            Cast          Date            Voted
---------     -------------                                -----          ---            ----          ----            -----
              1.4   Elect Director Louisa C. Duemling --- For

              1.5   Elect Director Edward B. du Pont --- For

              1.6   Elect Director Charles O. Holliday, Jr. --- For

              1.7   Elect Director Deborah C. Hopkins --- For

              1.8   Elect Director Lois D. Juliber --- For

              1.9   Elect Director Goran Lindahl --- For

              1.10  Elect Director Masahisa Naitoh --- For

              1.11  Elect Director William K. Reilly --- For

              1.12  Elect Director H. Rodney Sharp, III --- For

              1.13  Elect Director Charles M. Vest --- For

              2     Ratify Auditors                                       For            For
                    SHAREHOLDER PROPOSALS

              3     Establish Term Limits for Directors                   Against        Against

                      Under an effective corporate governance system, shareholders have the right to express their preferences each year by voting on directors at the annual meeting. Thus, shareholders can remove or reelect directors as they see fit.

              4     Report on Glass Ceiling Initiatives                   Against        Against

                      ISS believes in transparency for shareholders as a
                      matter of good corporate governance. Specifically,
                      regarding reports on Glass Ceiling initiatives, ISS
                      considers the composition of current leadership at the
                      company and current programs in place to address workplace diversity. We also look for publicly available reports on
                      gender and racial diversity published by the company.
                      Finally, we evaluate the company's record on compliance
                      with Equal Employment Opportunity Commission guidelines,
                      including recent, significant violations or litigation. In this case, DuPont's member board includes 31 percent
                      women and minority directors as well as three foreign nationals.
                      This representation demonstrates a significant commitment to providing equal opportunities to women and minorities when considering director nominees. Furthermore, DuPont has well documented programs in place to address the issues of gender and racial diversity in the workplace. Additionally, the company makes information regarding these initiatives available through public reports and the company website. We note that last year we recommended support for a similar shareholder proposal at the company. Since then, the company has provided us with additional information and directed us to additional public information that demonstrates the company's commitment to diversity and diversity initiatives. As


--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 8

                               VOTE SUMMARY REPORT

                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg           Company/(Ticker)                                            Mgmt           Vote          Record          Shares
Date/Type     Ballot Issues                                Cusip          Rec            Cast          Date            Voted
---------     -------------                                -----          ---            ----          ----            -----
                      such, ISS believes that the company has responded
                      appropriately to Glass Ceiling Commission findings
                      and substantially addresses the proponents'
                      concerns. Therefore, we do not feel that further
                      reporting on this issue would be beneficial to
                      shareholders or an appropriate expenditure of
                      company assets. As the company already has
                      sufficient public reporting of diversity
                      initiatives and in general, a positive record in
                      maintaining a diverse workforce, we see no reason
                      to support this request at this time.

05/20/03 - A  EQUITY OFFICE PROPERTIES TRUST               294741103 (eop)                             03/13/03        4,800
              1     Elect Directors                                       For            Split

              1.1   Elect Trustee David K. McKown --- For

                      We recommend a vote FOR the trustees with the exception of Craig G. Vought. We recommend that shareholders
                      WITHHOLD votes from Craig G. Vought for standing as an affiliated outsider on the Audit Committee.

              1.2   Elect Trustee Sheli Z. Rosenberg --- For

              1.3   Elect Trustee Jan H.W.R. van der Vlist ---
                    For

              1.4   Elect Trustee Craig C. Vought ---
                    Withhold

              1.5   Elect Trustee William Wilson III --- For

              2     Declassify the Board of Directors                     For            For

                      ISS commends management for submitting this proposal, which demonstrates a commitment to shareholders' interests.

              3     Approve Omnibus Stock Plan                            For            For

                      Vote Recommendation. The total cost of the company's plans of 3.01 percent is within the allowable cap for this company of 5.02 percent Additionally this plan expressly forbids repricing.
                      SHAREHOLDER PROPOSAL

              4     Amend Conflict of Interest Policy                     Against        For

05/30/03 - A  EQUITY RESIDENTIAL (eqr)                     29476L107                                   03/31/03        4,700
              1     Elect Directors                                       For            Split

              1.1   Elect Trustee John W. Alexander --- For

                      We recommend a vote FOR the trustees with the exception of Stephen 0. Evans. We recommend that shareholders WITHHOLD votes from Stephen O.
                      Evans for standing as an affiliated outsider on the Corporate Governance Committee, which serves as the nominating committee.


--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                            Page 9

                               VOTE SUMMARY REPORT

                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg           Company/(Ticker)                                            Mgmt           Vote          Record          Shares
Date/Type     Ballot Issues                                Cusip          Rec            Cast          Date            Voted
---------     -------------                                -----          ---            ----          ----            -----
              1.2   Elect Trustee Douglas Crocker, II --- For

              1.3   Elect Trustee Bruce W. Duncan --- For

              1.4   Elect Trustee Stephen O. Evans ---
                    Withhold

              1.5   Elect Trustee James D. Harper, Jr. ---
                    For

              1.6   Elect Trustee Boone A. Knox --- For

              1.7   Elect Trustee Sheli Z. Rosenberg --- For

              1.8   Elect Trustee Gerald A. Spector --- For

              1.9   Elect Trustee Michael N. Thompson ---
                    For

              1.10  Elect Trustee B. Joseph White --- For

              1.11  Elect Trustee Samuel Zell --- For

              1.12  Elect Trustee Stephen O. Evans ---
                    Withhold

                      We recommend a vote FOR the trustees with the exception of Stephen O. Evans. We recommend that shareholders WITHHOLD votes from Stephen O. Evans for standing as an affiliated outsider on the Corporate Governance Committee, which serves as the nominating committee.

              1.13  Elect Trustee Sheli Z. Rosenberg --- For

              1.14  Elect Trustee B. Joseph White --- For

              2     Declassify the Board of Trustees                      For            For

                      ISS commends management for submitting this proposal which demonstrates a commitment to shareholders' interests.

              3     Amend Employee Stock Purchase Plan                    For            For

                      ISS approves of this item because the plan complies with Section 423 of the Internal Revenue Code, the number of shares being added is relatively conservative, the offering period is reasonable, and there are limitations on participation.

05/28/03 - A  EXXON MOBIL CORP. (xom)                      30231G102                                   04/07/03        3,500

              1     Elect Directors                                       For            For

              1.1   Elect Director Michael J. Boskin --- For

                      We recommend a vote FOR the directors.

              1.2   Elect Director Donald V. Fites --- For

              1.3   Elect Director James R. Houghton ---
                    For

              1.4   Elect Director William R. Howell --- For

              1.5   Elect Director Helene L. Kaplan --- For

              1.6   Elect Director Reatha Clark King --- For

              1.7   Elect Director Philip E. Lippincott --- For

--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                          Page 10

                               VOTE SUMMARY REPORT

                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg           Company/(Ticker)                                            Mgmt           Vote          Record          Shares
Date/Type     Ballot Issues                                Cusip          Rec            Cast          Date            Voted
---------     -------------                                -----          ---            ----          ----            -----
              1.8   Elect Director Harry J. Longwell --- For

              1.9   Elect Director Henry A. McKinnell, Jr. --- For

              1.10  Elect Director Marilyn Carlson Nelson --- For

              1.11  Elect Director Lee R. Raymond --- For

              1.12  Elect Director Walter V. Shipley --- For

              2     Ratify Auditors                                       For            For

              3     Approve Omnibus Stock Plan                            For            For

                      Vote Recommendation. The total cost of the company's plans of 4.42 percent is within the allowable cap for this company of 5.25 percent.
                      Additionally, this plan expressly forbids repricing.
                   SHAREHOLDER PROPOSALS

              4     Affirm Political Non-Partisanship                     Against        Against

                      Since it appears that the company has already addressed this issue through its own internal policies and observance of federal law, we do not believe that support of this proposal is necessary.

              5     Prohibit Auditor from Providing Non-                  Against        Against
                    Audit Services

              6     Require Additional Candidates for Each                Against        Against
                    Board Seat

              7     Submit Non-Employee Director                          Against        Against
                    Compensation to Vote

              8     Submit Shareholder Rights Plan (Poison                Against        Against
                    Pill) to Shareholder Vote

                      Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans. Ideally a pill should include a two- to three-year sunset provision, a reasonable flip-in (20 percent or higher), and a chewable feature allowing shareholders to redeem the pill in the event of a takeover offer.
                      ExxonMobil, in this case, has adopted a policy regarding its rights plan which requires prior shareholder approval or post-approval or redemption within one year. We believe this balances the board's ability to exercise its fiduciary duty while still permitting a shareholder vote within a reasonable time frame. Therefore, we recommend a vote AGAINST this proposal.

              9     Separate Chairman and CEO Positions                   Against        Against

                      As noted above, ISS refrains from making a vote recommendation on this agenda item.

              10    Report on HIV/AIDS in Africa                          Against        Against

                      While we acknowledge that ExxonMobil's programs and related disclosures do not appear to be as


--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                          Page 11

                               VOTE SUMMARY REPORT

                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg           Company/(Ticker)                                            Mgmt           Vote          Record          Shares
Date/Type     Ballot Issues                                Cusip          Rec            Cast          Date            Voted
---------     -------------                                -----          ---            ----          ----            -----
                      extensive as some other major employers in Africa,
                      we believe that the nature of the company's programs
                      and related disclosure regarding the issue indicate
                      that the company has given consideration to the
                      issue and how the issue impacts the company's
                      workers and the company's African operations. The
                      company has provided funding to a number of health
                      organizations focused on addressing the impacts of
                      HIV/AIDS, TB and malaria, including education and
                      prevention initiatives. Given the seriousness of the
                      issue and the fact that an increasing number of
                      companies are assessing HIV/AIDS as a business risk,
                      we encourage the company to continue to assess the
                      adequacy of the company's health benefits and
                      workplace policies as they relate to the health
                      crisis and the impact on the company's workforce.
                      However, it appears that the company has already
                      provided sufficient information to enable
                      shareholders to assess the company's awareness of
                      and response to the health crisis. Therefore, we do
                      not believe that the preparation of an additional
                      report is necessary at this time.

             11     Report on Environmental and Human                     Against        Against
                    Rights Impacts of Prospecting

                      In consideration of the scope of the proposal and the company's existing reporting on its management systems and policies, we do not believe that this request warrants shareholder approval at this time.

              12    Review and Report on Human Rights                     Against        Against
                    Policies

                      While we recognize that an increasing number of companies
                      have added language to their codes of conduct in line with certain ILO Conventions, we note that this proposal does
                      not request that the company amend current policies to include such language, merely to review and report on existing policies and any changes that could result from such a review. Other code of conduct proposals seen at companies generally request the review and amendment of policies to include such language in line with ILO principles. Although we believe that the company should continue to review its policies as part of its regular review process, we do not believe that the creation of a separate report on the review process is warranted at this time.

              13    Adopt Sexual Orientation                              Against        For
                    Nondiscrimination Policy

                      Given the fact that company's competitors reference sexual orientation discrimination in their EEO statements and the fact that Mobil did explicitly bar this type of discrimination in its
                      EEO statement prior to the


--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                          Page 12

                               VOTE SUMMARY REPORT

                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg           Company/(Ticker)                                            Mgmt           Vote          Record          Shares
Date/Type     Ballot Issues                                Cusip          Rec            Cast          Date            Voted
---------     -------------                                -----          ---            ----          ----            -----
                      merger with Exxon, we believe that the company
                      should amend its EEO to explicitly prohibit
                      discrimination based on sexual orientation.

              14    Report on Climate Change                              Against        For

                      As we believe that the requested report will help shareholders assess financial risk related to climate change, we recommend support for this request.

              15    Report on Renewable Energy Practices                  Against        For

                      As the requested report will keep shareholders informed on issues affecting the future company's core products and services, we recommend shareholders support this proposal.

05/20/03-A    FANNIE MAE (fnm)                             313586109                                   04/01/03        1,800
              1     Elect Directors                                       For            For

              1.1   Elect Director S.B. Ashley --- For

                      We recommend a vote FOR the directors.

              1.2   Elect Director K.M. Duberstein --- For

              1.3   Elect Director T.P. Gerrity --- For

              1.4   Elect Director T. Howard --- For

              1.5   Elect Director A. Mclaughlin Korologos ---
                    For

              1.6   Elect Director F.V. Malek --- For

              1.7   Elect Director D.B. Marron --- For

              1.8   Elect Director D.H. Mudd --- For

              1.9   Elect Director A.M. Mulcahy --- For

              1.10  Elect Director J.K. Pickett --- For

              1.11  Elect Director F.D. Raines --- For

              1.12  Elect Director H.P. Swygert --- For

              2     Ratify Auditors                                       For            For

              3     Approve Omnibus Stock Plan                            For            For

                      Vote Recommendation. The total cost of the company's plans of 4.51 percent is within the allowable cap for this company of 6.91 percent.
                      Additionally, this plan expressly forbids repricing.

                      SHAREHOLDER PROPOSAL

              4     Restore or Provide for Cumulative                     Against        Against
                    Voting

                      In this case, the company meets both our corporate governance and performance criteria. Accordingly, the proposal does not warrant shareholder support.


--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                          Page 13

                               VOTE SUMMARY REPORT

                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg           Company/(Ticker)                                            Mgmt           Vote          Record          Shares
Date/Type     Ballot Issues                                Cusip          Rec            Cast          Date            Voted
---------     -------------                                -----          ---            ----          ----            -----
04/15/03 - A  FIRST TENNESSEE NATIONAL                     337162101                                   02/21/03        3,300
              CORP. (ftn)

              1     Elect Directors

              1.1   Elect Director R. Brad Martin --- For

                      We recommend a vote FOR the directors.

              1.2   Elect Director Vicki R. Palmer --- For

              1.3   Elect Director William B. Sansom --- For

              1.4   Elect Director Jonathan P. Ward --- For

              2     Approve Omnibus Stock Plan                            For            For

                      Vote Recommendation. The total cost of the company's
                      plans of 8.49 percent is within the allowable cap for
                      this company of percent. Further, the plan forbids repricing of underwater stock options without prior shareholder approval.

              3     Ratify Auditors                                       For            For


04/23/03 - A  GENERAL ELECTRIC CO. (ge)                    369604103                                   02/28/03        4,800
              A.1   Elect Director James I. Cash, Jr.                     For            For

                      We recommend a vote FOR the directors.

              A.2   Elect Director Dennis D. Dammerman                    For            For

              A.3   Elect Director Ann M. Fudge                           For            For

              A.4   Elect Director Claudio X. Gonzalez                    For            For

              A.5   Elect Director Jeffrey R. Immelt                      For            For

              A.6   Elect Director Andrea Jung                            For            For

              A.7   Elect Director Alan O. Lafley                         For            For

              A.8   Elect Director Kenneth O. Langone                     For            For

              A.9   Elect Director Ralph S. Larsen                        For            For

              A.10  Elect Director Rochelle B. Lazarus                    For            For

              A.11  Elect Director Sam Nunn                               For            For

              A.12  Elect Director Roger S. Penske                        For            For

              A.13  Elect Director Gary L. Rogers                         For            For

              A.14  Elect Director Andrew C. Sigler                       For            For

              A.15  Elect Director Robert J. Swieringa                    For            For

              A.16  Elect Director Douglas A. Warner, III                 For            For

              A.17  Elect Director Robert C. Wright                       For            For

              B     Ratify Auditors                                       For            For
                    SHAREHOLDER PROPOSALS

              1     Provide for Cumulative Voting                         Against        Against

                      In this case, the company meets our
                      corporate governance criteria. Although the company's stock underperformed the indexes, the company has taken significant steps to improve its corporate governance provisions, especially relating to board reforms. Therefore, the proposal does not warrant shareholder support.

              2  Adopt/Implement ILO based Code of                        Against        Against
                 Conduct

--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                          Page 14

                               VOTE SUMMARY REPORT

                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg           Company/(Ticker)                                            Mgmt           Vote          Record          Shares
Date/Type     Ballot Issues                                Cusip          Rec            Cast          Date            Voted
---------     -------------                                -----          ---            ----          ----            -----
              3     Report on Greenhouse Gas Emissions                    Against        For

              4     Report on Nuclear Fuel Storage Risks                  Against        Against

              5     Report on PCB Clean-up                                Against        For

              6     Submit Shareholder Rights Plan (Poison                Against        For
                    Pill) to Shareholder Vote

                      Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans. Ideally, a pill should include a two- to three-year sunset provision, a reasonable flip-in (20 percent or higher), and a chewable feature allowing shareholders to redeem the pill in the event of a takeover offer. We therefore agree with the proponent any new pill be put to a shareholder vote and recommend a vote for this proposal.

              7     Limit Composition of Committee(s) to                  Against        Against
                    Independent Directors

              8     Require the Company's Chairman of the                 Against        Against
                    Board to be an Independent Director

                      We believe that the company's governance structure provides a satisfactory balance to a unified chairman and CEO position and therefore recommend a vote AGAINST this proposal.

              9     Require Two Candidates for Each Board Seat            Against        Against

              10    Limit Executive Stock-Based Awards                    Against        Against

              11    Submit Severance Agreement to                         Against        For
                    Shareholder Vote

              12    Report on Pay Disparity                               Against        Against

              13    Review and Report on Operations in Iran               Against        Against

06/03/03 - A  GENERAL MOTORS CORP. (gm)                    370442105                                   04/04/03        3,200
              1     Elect Directors                                       For            For

              1.1   Elect Director Percy N. Barnevik --- For

                    We recommend a vote FOR the directors.

              1.2   Elect Director John H. Bryan --- For

              1.3   Elect Director Armando M. Codina --- For

              1.4   Elect Director George M.C. Fisher --- For

              1.5   Elect Director Karen Katen --- For

              1.6   Elect Director Alan G. Lafley --- For

              1.7   Elect Director Philip A. Laskawy --- For

              1.8   Elect Director E. Stanley O'Neal --- For

              1.9   Elect Director Eckhard Pfeiffer --- For

              1.10  Elect Director G. Richard Wagoner, Jr.---
                    For


--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                          Page 15

                               VOTE SUMMARY REPORT

                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg           Company/(Ticker)                                            Mgmt           Vote          Record          Shares
Date/Type     Ballot Issues                                Cusip          Rec            Cast          Date            Voted
---------     -------------                                -----          ---            ----          ----            -----
              2     Ratify Auditors                                       For            For
                    SHAREHOLDER PROPOSALS

              3     Prohibit the Independent Accountant's                 Against        Against
                    Spin-Off from Providing Consulting
                    Services

                      Since the company has committed not to use
                      Deloitte Consulting in the future, after the completion of ongoing projects, it is effectively in compliance with this non-binding proposal.

              4     Report on Greenhouse Gas Emissions                    Against        Against
                    and Future Reductions

              5     Amend the Bylaws to Require that the                  Against        Against
                    Chairman be Independent

              6     Submit Shareholder Rights Plan (Poison                Against        Against
                    Pill) to Shareholder Vote

                      ISS commends the company for including a TIDE provision on a poison pill, in the event that it is adopted. In addition, the board has recently announced that although it has no current plan to adopt a shareholder rights plan, it has determined that if it ever does so, it will submit the retention of that plan to a shareholder vote within twelve months after the adoption of such a plan. Since poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans. In this case, the board has committed to submit the shareholder rights plan, if adopted, to shareholder vote within twelve months of its adoption. Therefore, shareholders will have the opportunity to vote on the plan and the board is in compliance with this shareholder proposal.

              7     Restore or Provide for Cumulative                     Against        For
                    Voting

                      In this case, the company fails to meet all of the aforementioned corporate governance and performance criteria. Specifically, the company has a dual class structure with unequal voting rights and the company's stock has underperformed its peers over a one-, three-, and five-year period. Accordingly, the proposal warrants shareholder support.

              8     Limit Composition of Committee(s) to                  Against        Against
                    Independent Directors

              9     Performance- Based/Indexed Options                    Against        Against

              10    Prohibit Auditor from Providing Non-                  Against        Against
                    Audit Services

                      Therefore, given the steps taken by the company to avoid potential conflict of interest arising from consulting services provided by Deloitte & Touche, ISS does not believe this proposal warrants support.

--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                          Page 16

                               VOTE SUMMARY REPORT

                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg           Company/(Ticker)                                            Mgmt           Vote          Record          Shares
Date/Type     Ballot Issues                                Cusip          Rec            Cast          Date            Voted
---------     -------------                                -----          ---            ----          ----            -----
04/22/03 - A  HAWAIIAN ELECTRIC INDUSTRIES,                419870100                                   02/12/03        2,700
              INC. (he)

              1     Elect Directors                                       For            For

              2     Ratify Auditors                                       For            For

              3     Amend Omnibus Stock Plan                              For            For

05/07/03 - A  HEALTH CARE PROPERTY                         421915109                                   03/10/03        3,200
              INVESTORS, INC. (hcp)

              1     Elect Directors                                       For            For

              1.1   Elect Director Robert R.  Fanning, Jr. ---
                    For

                      We recommend a vote FOR the directors.

              1.2   Elect Director Michael D. McKee --- For

              1.3   Elect Director Harold M. Messmer, Jr. ---
                    For

              1.4   Elect Director James F. Flaherty III ---
                    For

              2     Amend Omnibus Stock Plan                              For            For

                      Vote Recommendation. The total cost of the company's plans of 2.64 percent is within the allowable cap for this company of 6.61 percent. Additionally, this plan expressly forbids repricing.

              3     Ratify Auditors                                       For            For

04/02/03 - A  HEWLETT-PACKARD CO. (hpq)                    428236103                                   02/19/03        7,465

              1     Elect Directors                                       For            Split
              1.1   Elect Director Lawrence T. Babbio, Jr. ---
                    For

                      We recommend a vote FOR the directors with the exception
                      of Richard A. Hackborn. We recommend that shareholders WITHHOLD votes from Richard A. Hackborn for standing as an affiliated outsider on the Audit Committee.

              1.2   Elect Director Philip M. Condit --- For

              1.3   Elect Director Patricia C. Dunn --- For

              1.4   Elect Director Carleton S. Fiorina --- For

              1.5   Elect Director Sam Ginn --- For

              1.6   Elect Director Richard A. Hackborn ---
                    Withhold

              1.7   Elect Director George A. Keyworth II ---
                    For

              1.8   Elect Director Robert E. Knowling --- For

              1.9   Elect Director Sanford M. Litvack --- For

              1.10  Elect Director Thomas J. Perkins --- For

--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                          Page 17

                               VOTE SUMMARY REPORT
                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg             Company/(Ticker)                                   Mgmt         Vote            Record          Shares
Date/Type       Ballot Issues                              Cusip   Rec          Cast            Date            Voted
---------       -----------------                          -----   ----         ----            ------          ------
                1.11   Elect Director Lucille S. Salhany --- For

                2      Ratify Auditors                             For          For

                3      Amend Executive Incentive Bonus Plan        For          For

                           The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.

                       SHAREHOLDER PROPOSALS

                4      Submit Shareholder Rights Plan (Poison      Against      For
                       Pill) to Shareholder Vote

                           Because poison pills greatly alter the balance of power between shareholders and management, shareholders should be allowed to make their own evaluation of such plans.

                5      Require Two Candidates for Each Board       Against      Against
                       Seat

                           As such, we do not believe that this proposal merits shareholder approval.

                6      Implement China Principles                  Against      Against

                           Thus, adopting and implementing the China Principles could prove both costly and difficult. As such, while
                           ISS encourages HP to continue to evaluate its policies and compliance standards for labor and human rights in China, we do not feel that implementation of the China Principles would significantly improve upon the current policies implemented by the company

                7      Performance Based/Indexed Options           Against      Against

                           Given the fact that this proposal is too restrictive, we do not believe that shareholder support is warranted at this time.

                8      Adopt a Policy on Expensing the Cost of     Against      For
                       Stock Options

                           Given that (1) many companies use stock options as a significant component of overall compensation, (2) the exercise of options result in a transfer of shareholder value, and (3) the contingent cost of options reduces earnings, we believe that options should be expensed along with all other forms of compensation to better reflect the company's true earnings and provide additional discipline against overuse.

                9      Submit Severance Agreement to               Against      For


--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                           Page 18

                               VOTE SUMMARY REPORT
                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg             Company/(Ticker)                                   Mgmt         Vote            Record          Shares
Date/Type       Ballot Issues                            Cusip     Rec          Cast            Date            Voted
---------       -----------------                        -----     ----         ----            ------          ------
                       Shareholder Vote

                           Additionally, since the proponent's proposal gives the company the option, in implementing this proposal, of seeking approval after the material terms of the agreement are agreed upon, we do not believe that adoption of this proposal would unduly hinder management's ability to negotiate such agreements with potential executives.

04/29/03 - A    INTERNATIONAL BUSINESS                   459200101                              02/28/03        1,500
                MACHINES CORP. (ibm)

                1      Elect Directors                             For          For

                1.1    Elect Director Cathleen Black --- For

                          We recommend a vote FOR the directors.

                1.2    Elect Director Kenneth I. Chenault --- For

                1.3    Elect Director Nannerl O. Keohane --- For

                1.4    Elect Director Charles F. Knight --- For

                1.5    Elect Director Lucia A. Noto --- For

                1.6    Elect Director Samuel J. Palmisano --- For

                1.7    Elect Director John B. Slaughter --- For

                1.8    Elect Director Sidney Taurel --- For

                1.9    Elect Director Alex Trotman --- For

                1.10   Elect Director Charles M. Vest --- For

                2      Ratify Auditors                             For          For

                3      Ratify Auditors for the Company's           For          For
                       Business Consulting Services Unit

                4      Approve Employee Stock Purchase Plan        For          For

                           ISS approves of this plan because it complies with
                           Section 423 of the Internal Revenue Code, the number of shares being reserved is relatively conservative, the offering period is reasonable, and there are limits on participation.

                       SHAREHOLDER PROPOSALS

                5      Provide for Cumulative Voting               Against      For

                           In this case, the company fails to meet all of the aforementioned corporate governance and performance criteria. Specifically, the shareholders do not have the ability to act by written consent unless it is unanimous or to call special meetings.

                6      Amend Pension and Retirement Medical        Against      Against
                       Insurance Plans

                7      Limit Executive Compensation                Against      Against

                8      Submit Shareholder Rights Plan (Poison      Against      Against
                       Pill) to Shareholder Vote

--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                           Page 19

                               VOTE SUMMARY REPORT
                           Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION

Mtg             Company/(Ticker)                                     Mgmt         Vote          Record         Shares
Date/Type       Ballot Issues                            Cusip       Rec          Cast          Date           Voted
---------       -----------------                        -----       ----         ----          ------         ------
                9      Adopt a Policy Expensing the Cost of          Against      For
                       Stock Options

05/15/03 - A    KERR-MCGEE CORP. (kmg)                   492386107                              03/14/03       2,700

                1      Elect Directors                               For          For

                2      Ratify Auditors                               For          For

05/13/03 - A    KIMCO REALTY CORP. (kim)                 49446R109                              04/03/03       3,800

                1      Elect Directors                               For          Split

                1.1    Elect Director Martin S. Kimmel ---
                       Withhold

                           We recommend a vote FOR the directors with the exceptions of Frank Lourenso, Richard G. Dooley,
                           Milton Cooper and Martin S. Kimmel. We recommend that shareholders WITHHOLD votes from Milton Cooper for standing as an insider on the Compensation Committee, Frank Lourenso and Richard G. Dooley for standing as affiliated outsiders on the Audit, Compensation, and Nominating committees, and Martin S. Kimmel for standing as an affiliated outsider on the Compensation and Nominating committees.

                1.2    Elect Director Milton Cooper --- Withhold

                1.3    Elect Director Richard G. Dooley ---
                       Withhold

                1.4    Elect Director Michael J. Flynn --- For

                1.5    Elect Director Joe Grills --- For

                1.6    Elect Director David B. Henry --- For

                1.7    Elect Director Frank Lourenso ---
                       Withhold

                2      Amend Stock Option Plan                       For          For

                           Vote Recommendation. The total cost of the company's plans of 6.06 percent is within the allowable cap for this company of 6.32 percent. Additionally, this plan expressly forbids repricing.

04/08/03 - A    LENNAR CORP. (len)                       526057104                              02/20/03       2,300

                1       Elect Directors                              For          For

                1.1     Elect Director Steven L. Gerard --- For

                            We recommend a vote FOR the directors.


                1.2     Elect Director Jonathan M. Jaffe --- For

                1.3     Elect Director Sidney Lapidus --- For

                1.4     Elect Director Herve Ripault --- For

                2       Increase Authorized Common Stock             For          For

                Although both the increases in authorized common


--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                           Page 20

                              VOTE SUMMARY REPORT
                          Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION


Mtg                Company/ (Ticker)                                    Mgmt       Vote      Record       Shares
Date/Type          Ballot Issues                          Cusip         Rec        Cast      Date         Voted
---------          -----------------                      -----         ----       ----      ------       ------
                              and Class B common stock are above their
                              respective allowable thresholds, the company has
                              committed, in writing, not to issue: (1) common
                              shares that would cause the total number of
                              outstanding common shares to exceed 170,000,000
                              shares and (2) Class B common shares that would
                              cause the total number of outstanding Class B
                              common shares to exceed 45,000,000 shares.
                              Furthermore, at the company's 2004 annual meeting
                              or at an earlier shareholder meeting, the company
                              will propose to reduce its authorized common and
                              Class B common stock to 170,000,000 shares and
                              45,000,000 shares, respectively. Given these
                              commitments, this item warrants shareholder
                              support.

                   3       Amend Certificate of Incorporation           For        For
                           Regarding Class B Common Stock and
                           Rename Common Stock

                              We believe that the proposed certificate amendments are in the best interests of shareholders as they represent an improvement over the company's current capital structure.
                              Additionally, given that the company intends to dividend the Class B common shares to all common shareholders and will seek its listing on the NYSE, we believe this item warrants shareholder support.

                   4       Approve Omnibus Stock Plan                   For        Against

                              Vote Recommendation. The total cost of the company's plans of 8.61 percent is above the allowable cap for this company of 8.41 percent.

05/20/03-A         M&T BANK CORP. (mtb)                   55261F104                          04/07/03     1,500

                   1       Elect Directors                              For        Split

                   1.1     Elect Director William F. Allyn --- For

                              We recommend a vote FOR the directors with the exception of R. Carlos Carballada. We recommend that shareholders WITHHOLD votes from R. Carlos
                              Carballada for standing as an affiliated outsider on the Audit Committee.

                   1.2      Elect Director Brent D. Baird --- For

                   1.3      Elect Director Robert J. Bennett --- For

                   1.4      Elect Director C. Angela Bontempo ---
                            For

                   1.5      Elect Director Robert T. Brady --- For

                   1.6      Elect Director Michael D. Buckley --- For

                   1.7      Elect Director Patrick J. Callan --- For

                   1.8      Elect Director R. Carlos Carballada ---
                            Withhold



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                           Page 21

                              VOTE SUMMARY REPORT
                          Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION


Mtg                Company/ (Ticker)                                    Mgmt       Vote      Record       Shares
Date/Type          Ballot Issues                          Cusip         Rec        Cast      Date         Voted
---------          -----------------                      -----         ----       ----      ------       ------
                   1.9     Elect Director T. Jefferson Cunningham,
                           III --- For

                   1.10    Elect Director Donald Devorris --- For

                   1.11    Elect Director Richard E. Garman --- For

                   1.12    Elect Director James V. Glynn --- For

                   1.13    Elect Director Daniel R. Hawbaker ---
                           For

                   1.14    Elect Director Patrick W.E. Hodgson ---
                           For

                   1.15    Elect Director Gary Kennedy --- For

                   1.16    Elect Director Richard G. King --- For

                   1.17    Elect Director Reginald B. Newman, II ---
                           For

                   1.18    Elect Director Jorge G. Pereira --- For

                   1.19    Elect Director Robert E. Sadler, Jr. ---
                           For

                   1.20    Elect Director Stephen G. Sheetz --- For

                   1.21    Elect Director Eugene J. Sheehy --- For

                   1.22    Elect Director Herbert L. Washington ---
                           For

                   1.23    Elect Director Robert G. Wilmers --- For

                   2       Approve Employee Stock Purchase Plan         For        For

                              ISS approves of this plan because it complies with
                              Section 423 of the Internal Revenue Code, the number of shares being reserved is relatively conservative, the offering period is reasonable, and there are limits on participation.

06/03/03 - A       NABORS INDUSTRIES, LTD. (nbr)          G6359F103                          04/10/03     3,400

                   1       Reelect E. Isenberg and J. Wexler as         For        For
                           Class III Directors to Serve until the
                           2006 Annual General Meeting

                              We recommend that shareholders vote FOR the directors.

                   2       Appoint PricewaterhouseCoopers LLP           For        For
                           as Auditors and Authorize Board to Fix
                           Their Remuneration

                              This is a routine item.

                   3       Approve 2003 Employee Stock Plan             For        Against

                              Vote Recommendation. The total cost of the company's plans of 13.20 percent is above the allowable cap for this company of 7.19 percent

                   4       Transact Other Business (Non-Voting)         None       None

                              No vote is required from shareholders.



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                           Page 22

                              VOTE SUMMARY REPORT
                          Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION


Mtg                Company/ (Ticker)                                    Mgmt       Vote      Record       Shares
Date/Type          Ballot Issues                          Cusip         Rec        Cast      Date         Voted
---------          -----------------                      -----         ----       ----      ------       ------

04/25/03 - S       OCEAN ENERGY INC. (NEW)                67481E106                          03/17/03     5,800
                   (oei)

                   1       Approve Merger Agreement                     For        For

                              Conclusion: Based on the fairness opinion and the potential strategic synergies, we believe the merger agreement warrants shareholder support.

04/24/03 - A       PFIZER INC. (pfe)                      717081103                          02/28/03     3,800

                   1       Elect Directors                              For        For

                   1.1     Elect Director M. Anthony Burns --- For

                              We recommend a vote FOR the directors.

                   1.2     Elect Director William H. Gray III --- For

                   1.3     Elect Director William R. Howell --- For

                   1.4     Elect Director Stanley O. Ikenberry ---
                           For

                   2       Ratify Auditors                              For        For

                   3       Declassify the Board of Directors            For        For

                              ISS commends management for submitting this proposal,
                              which demonstrates a commitment to shareholders'
                              interests.

05/20/03 - A       PROLOGIS (pld)                         743410102                          04/02/03     5,900

                   1       Elect Directors                              For        For

                   2       Other Business                               For        Against

                              As we cannot know the content of these issues, we do not recommend that shareholders approve this request.

06/03/03-A         PRUDENTIAL FINANCIAL INC (pru)         744320102                          04/08/03     4,000

                   1       Elect Directors                              For        For

                   1.1     Elect Director Frederic K. Becker --- For

                              We recommend a vote FOR the directors.

                   1.2     Elect Director William H. Gray III --- For

                   1.3     Elect Director Jon F. Hanson --- For

                   1.4     Elect Director Constance J. Horner ---
                           For

                   2       Ratify Auditors                              For        For

                   3       Approve Deferred Compensation Plan           For        For
                           for Nonemployee Directors

                   4       Approve Omnibus Stock Plan                   For        For

                              Vote Recommendation. The total cost of the company's plans of 9.26 percent is within the allowable cap for this company of 12.36 percent. In addition, the plan language expressly prohibits



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                           Page 23

                              VOTE SUMMARY REPORT
                          Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION


Mtg                Company/(Ticker)                                     Mgmt       Vote      Record       Shares
Date/Type          Ballot Issues                          Cusip         Rec        Cast      Date         Voted
---------          -----------------                      -----         ----       ----      ------       ------

                              repricing.

05/28/03 - A       REINSURANCE GROUP OF                   759351109                          03/21/03     4,400
                   AMERICA, INCORPORATED (rga)

                   1       Elect Directors                              For        For

                   1.1     Elect Director Mary Ann Brown --- For

                              We recommend a vote FOR the directors.

                   1.2     Elect Director Stuart I. Greenbaum ---
                           For

                   2       Amend Omnibus Stock Plan                     For        For

                              Please see the section below entitled `Multiple
                              Plan Notes' for a further discussion of this and other plans.
                                  Vote Recommendation. The total cost of the
                              company's plans of 5.68 percent is in the allowable cap for this company of 11.34 percent

                   3       Amend Non-Employee Director Omnibus          For        For
                           Stock Plan

                              Please see the section below entitled `Multiple
                              Plan Notes' for a further discussion of this and other plans.
                                  Vote Recommendation. The total cost of the
                              company's plans of 3.69 percent is in the allowable cap for this company of 11.34 percent

                   4       Amend Non-Employee Director                  For        For
                           Restricted Stock Plan

                              Multiple Plan Notes: The combined shareholder value transfer for all plans considered is 6.16 percent
                              The aggregate value of all the proposals does not exceed the company's allowable shareholder value transfer cap of 11.34 percent. However ISS supports only those plans that provide, in aggregate, the greatest shareholder value transfer without exceeding the allowable cap and that do not violate repricing guidelines. Vote Recommendation. The total cost of the company's plans of 3.51 percent is in the allowable cap for this company of 11.34 percent

                   5       Amend Executive Incentive Bonus Plan         For        For

                              The performance measures included under the plan are appropriate for the company given its line of business, long-term strategic objectives, and industry-specific measures for assessing market competitiveness. Additionally, the plan is administered by a committee of independent outsiders who must certify attainment of these objective, measurable performance goals before cash awards are paid to participants. Moreover, preservation of the full deductibility of all compensation paid reduces the company's corporate tax obligation.



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                           Page 24

                              VOTE SUMMARY REPORT
                          Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION


Mtg                Company/ (Ticker)                                    Mgmt       Vote      Record       Shares
Date/Type          Ballot Issues                          Cusip         Rec        Cast      Date         Voted
---------          -----------------                      -----         ----       ----      ------       ------
05/07/03-A         SIMON PROPERTY GROUP, INC.             828806109                          03/10/03     4,400
                   (spg)

                   1       Elect Directors                              For        For

                   1.1     Elect Director Birch Bayh --- For

                              We recommend a vote FOR the directors.

                   1.2     Elect Director Melvyn E. Bergstein ---
                           For

                   1.3     Elect Director Linda Walker Bynoe ---
                           For

                   1.4     Elect Director G. William Miller --- For

                   1.5     Elect Director J. Albert Smith, Jr. --- For

                   1.6     Elect Director Pieter S. van den Berg ---
                           For

                   1.7     Elect Director Philip J. Ward --- For

                   2       Amend Omnibus Stock Plan                     For        For

                              Vote Recommendation. The total cost of the company's plans of 2.18 percent is within the allowable cap for this company of 5.64 percent
                              Additionally, this plan expressly forbids repricing.

                   3       Ratify Auditors                              For        For

04/24/03 - A       UCBH HOLDINGS, INC. (ucbh)             90262T308                          02/28/03     1,400

                   1       Elect Directors                              For        For

                   1.1     Elect Director Jonathan H. Downing ---
                           For

                              We recommend a vote FOR the directors.

                   1.2     Elect Director Michael Tun Zan --- For

                   2       Amend Stock Option Plan                      For        For

                              Vote Recommendation. The total cost of company's plans of 10.15 percent is within allowable cap for this company of 12.63 percent

                   3       Increase Authorized Common Stock             For        For

                   4       Ratify Auditors                              For        For

04/09/03 - A       UNITED TECHNOLOGIES CORP.              913017109                          02/11/03     1,900
                   (utx)

                   1       Elect Directors                              For        For

                   1.1     Elect Director George David Ph.D. ---
                           For

                              We recommend a vote FOR the directors.

                   1.2     Elect Director Jean-Pierre Garnier --- For

                   1.3     Elect Director Jamie S. Gorelick --- For

                   1.4     Elect Director Charles R. Lee --- For



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                           Page 25

                              VOTE SUMMARY REPORT
                          Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION


Mtg                Company/ (Ticker)                                    Mgmt       Vote      Record       Shares
Date/Type          Ballot Issues                          Cusip         Rec        Cast      Date         Voted
---------          -----------------                      -----         ----       ----      ------       ------
                   1.5     Elect Director Richard D. Mccormick ---
                           For

                   1.6     Elect Director Stephen F. Page --- For

                   1.7     Elect Director Frank P. Popoff --- For

                   1.8     Elect Director H. Patrick Swygert --- For

                   1.9     Elect Director Andre' Villeneuve --- For

                   1.10    Elect Director H.A. Wagner --- For

                   2       Ratify Auditors                              For        For

                           SHAREHOLDER PROPOSALS

                   3       Report on Executive Compensation             Against    Against

                              We do not believe that shareholders would receive any meaningful benefit from this additional disclosure requirement.

                   4       Report on Space-Based Weapons                Against    Against

                              In view of the fact that the company already complies with government controls and disclosure requirements for space-based weapons contracts, that the company provides disclosure in its SEC filings and on its Web site, and that disclosure of sensitive and confidential information could put the company at a competitive disadvantage, we do not believe that this proposal is in the best economic interests of shareholders.

                   5       Submit Severance Agreement (Change-          Against    For
                           in-Control) to Shareholder Vote

                              ISS supports the submission of golden parachutes and other severance provisions for shareholder ratification as a general principle. Furthermore, we believe that a company's golden parachute provisions should be reasonable and not excessive.
                              To be effective without creating distorted incentives with respect to management, severance arrangements must be considerably less attractive than continued employment with the company.
                              Therefore, we believe that shareholders should have the right to ensure that severance agreements are in fact reasonable. Since this proposal requests for shareholder approval of severance agreements after the material terms of the employment agreement have been agreed upon, the company should not be placed at a competitive disadvantage.

04/23/03 - A       VERIZON COMMUNICATIONS (vz)            92343V104                          02/24/03     3,000

                   1       Elect Directors                              For        For

                   1.1     Elect Director James R. Barker --- For

                              We recommend a vote FOR the directors. According to our policy, we would recommend that shareholders
                              WITHHOLD votes from Robert D. Storey for standing



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                           Page 26

                              VOTE SUMMARY REPORT
                          Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION


Mtg                Company/ (Ticker)                                    Mgmt       Vote      Record       Shares
Date/Type          Ballot Issues                          Cusip         Rec        Cast      Date         Voted
---------          -----------------                      -----         ----       ----      ------       ------
                              as an affiliated outsider on the Nominating
                              Committee, but given the company's commitment
                              regarding his resignation from the committee, we
                              are recommending a vote FOR Mr. Storey.

                   1.2     Elect Director Richard L. Carrion --- For

                   1.3     Elect Director Charles R. Lee --- For

                   1.4     Elect Director Sandra O. Moose --- For

                   1.5     Elect Director Joseph Neubauer --- For

                   1.6     Elect Director Thomas H. O'Brien --- For

                   1.7     Elect Director Russell E. Palmer --- For

                   1.8     Elect Director Hugh B. Price --- For

                   1.9     Elect Director Ivan G. Seidenberg --- For

                   1.10    Elect Director Walter V. Shipley --- For

                   1.11    Elect Director John R. Stafford --- For

                   1.12    Elect Director Robert D. Storey --- For

                   2       Ratify Auditors                              For        For

                           SHAREHOLDER PROPOSALS

                   3       Provide for Cumulative Voting                Against    For

                              In this case, the company fails to meet all of the corporate governance criteria listed above. The company has one affiliated director standing on the nominating committee, shareholders do not have the right to call special meetings and can act by written consent only if such consent is unanimous. Accordingly, the proposal warrants shareholder support.

                   4       Require Two Candidates for Each Board        Against    Against
                           Seat

                   5       Require Majority of Independent              Against    Against
                           Directors on Board and Limit
                           Composition of Committee(s) to
                           Independent Directors

                   6       Submit Severance Agreement (Change-          Against    For
                           in-Control) to Shareholder Vote

                   7       Limit Executive Compensation                 Against    Against

                              We commend the company for adopting a policy to expense stock options. Moreover, the total cost of the company's stock option plans was determined to be reasonable based on ISS's option valuation model. The company also does not have a history of repricing options. The Human Resources Committee is composed entirely of independent directors and should have the flexibility to determine the CEO's pay based on a number of factors, rather then have an arbitrary formula to determine executive compensation.

                   8       Performance- Based/Indexed Options           Against    Against

                   9       Prohibit Executive Stock-Based Awards        Against    Against

                              We believe this proposal is too restrictive, as it would



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                           Page 27

                              VOTE SUMMARY REPORT
                          Apr 01, 2003 - Jun 30, 2003

SAMARNAN INVESTMENT CORPORATION


Mtg                Company/ (Ticker)                                    Mgmt       Vote      Record       Shares
Date/Type          Ballot Issues                          Cusip         Rec        Cast      Date         Voted
---------          -----------------                      -----         ----       ----      ------       ------
                              prohibit the executives from being remunerated
                              with stock options regardless of the company's
                              performance and their individual performance. As
                              such, this item does not warrant shareholder
                              approval.

                   10      Prohibit Auditor from Providing Non-         Against    Against
                           Audit Services

                              We believe that companies should adopt a formal, written policy on auditor independence. The value of a written policy is twofold: first, it allows shareholders to scrutinize and evaluate the particulars of the policy, and second, it ensures that the policy survives beyond the tenure of a particular management team or CEO. In this case, the company's Audit and Finance committee charter provides that the committee oversees, among other things, the independence of its auditor. Also, the company's non-audit fees are within acceptable limits. Therefore, we believe this proposal does not warrant shareholder support.

05/28/03 - A       VORNADO REALTY TRUST (vno)             929042109                          04/17/03     3,000

                   1       Elect Directors                              For        Split

                   1.1     Elect Trustee Steven Roth --- Withhold

                              We recommend a vote FOR the directors with the exceptions of insiders Michael D. Fascitelli and Steven Roth. We recommend that shareholders WITHHOLD votes from Michael D. Fascitelli and Steven Roth for failure to establish an independent nominating committee.

                   1.2     Elect Trustee Michael D. Fascitelli ---
                           Withhold

                   1.3     Elect Trustee Russell B. Wight, Jr. ---
                           For

05/20/03 -A        XTO ENERGY CORP (xto)                  98385X106                          03/31/03     6,533

                   1       Elect Director Steffen E. Palko              For        For



--------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                           Page 28